CONVERTIBLE DEBENTURE AND DERIVATIVE LIABILITY	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE DEBENTURE AND DERIVATIVE LIABILITY

12.	CONVERTIBLE DEBENTURE AND DERIVATIVE LIABILITY

[a] July 2020 Convertible Debenture

On July 27, 2020, the Company closed a non-brokered private placement of an unsecured convertible note in the principal amount of $112,124 (CA$150,000, the “July 2020 Convertible Debenture”). The note bears interest at 12% per annum and is due on the date that is one year following the closing date. The note is convertible into common shares of the Company at the price which is the greater of CA$0.15 per common share and the market price on the date of the conversion notice. Any accrued but unpaid interest will be payable on the earlier of the maturity date and the date of conversion in cash or common shares. No finder’s fees were paid in connection with this private placement. On May 18, 2021, the Company issued a total of 1,360,959 common shares on the conversion of the July 2020 Convertible Debenture including conversion of accrued interest and 263,973 common shares valued at $26,286 in transaction costs. The July 2020 Convertible Debenture had an effective interest rate of 37%.

[b] July 2021 Convertible Debenture

On July 15, 2021, the Company closed a non-brokered private placement of an unsecured convertible note in the principal amount of $79,542 (CA$100,000, the “July 2021 Convertible Debenture”) which it received on April 22, 2021. The note bears interest at 12% per annum and is due on the date that is one year following the closing date. The note is convertible at a price of CA$0.12 per unit, where each unit is comprised of one common share and one common share purchase warrant exercisable at a price of CA$0.20 per common share for a period of two years. Any accrued but unpaid interest will be payable on the earlier of the maturity date and the date of conversion in cash or common shares. On April 22, 2022, the Company issued a total of 933,333 Units on the conversion of the July 2021 Convertible Debenture including conversion of accrued interest. The July 2021 Convertible Debenture had an effective interest rate of 594%.

[c] June 2021 Convertible Debenture

On June 15, 2021, the Company closed a non-brokered private placement of an unsecured convertible note in the principal amount of $1,500,000 (the “June 2021 Convertible Debenture”). The note bears interest at 12% per annum and matures on December 10, 2022. The June 2021 Convertible Debenture is convertible into 15,000,000 units, where each unit consists of (i) one share of the Company’ common stock, (ii) one-half of one Class A common stock purchase warrant, with each whole warrant being exercisable at a price of $0.13 until June 10, 2026, and (iii) one-half of one Class B common stock purchase warrant, with each whole warrant being exercisable at a price of $0.19 until June 10, 2026 (collectively, the “Class A and B Warrants”). In addition, the conversion price for accrued interest is the greater of (i) $0.10 and (ii) the minimum conversion price permitted by the TSX-V at the time of conversion.

As part of the offering of the June 2021 Convertible Debenture, the Company also entered into a securities purchase agreement dated June 10, 2021 (the “2021 Securities Purchase Agreement”), whereby the Company agreed to use commercially reasonable efforts to file a registration statement with the United States Securities and Exchange Commission (the “SEC”) by August 14, 2021, covering the public resale of the shares of common stock underlying such debenture and, upon its conversion, the Class A and B Warrants issuable upon such conversion (the “Underlying Shares”), and to use its best efforts to cause the registration statement to be declared effective on October 13, 2021. On December 13, 2021, the Company’s Form 10 Registration Statement filed with the SEC was declared effective.

In addition to certain covenants contained in the 2021 Securities Purchase Agreement, the terms of the June 2021 Convertible Debenture contain certain negative covenants by the Company, including, among others, sell or offer to sell any securities with non-fixed or floating price features, issue any common stock or common stock equivalents at a price lower than the conversion price herein then in effect, or issue any equity or debt instruments with anti-dilution provisions.

In the event the Company issues or sells any common stock or common stock equivalents with terms that the purchaser holding the outstanding June 2021 Convertible Debenture or the Class A and B Warrants reasonably believes are more favorable to such holder than the terms of the June 2021 Convertible Debenture or the Class A and B Warrants, then upon notice to the Company by such holder within five trading days after notice to such holder by the Company, the Company will use commercially reasonable efforts to obtain the approval of the TSX-V and any additional required regulatory approval to amend the terms of the June 2021 Convertible Debenture or the Class A and B Warrants as required, as the case may be, so as to give such holder the benefit of such more favorable terms or conditions.

The conversion price of the June 2021 Convertible Debenture and the exercise price of the Class A and B Warrants are subject to proportional adjustment in the event of stock splits, stock dividends and similar corporate events, including merger or consolidation of the Company or in a “Fundamental Transaction” as defined in the June 2021 Convertible Debenture.

The Company has granted the holders certain rights of first refusal on its future offerings for as long as the June 2021 Convertible Debenture or the Class A and B Warrants are outstanding.

The Company may prepay and satisfy the June 2021 Convertible Debenture so long as an event of default has not occurred, upon 20 days’ prior written notice received by the Company to the holder, by paying 125% of the amounts owed on the June 2021 Convertible Debenture, including all principal, interest and other fees. The holder of this debenture may, however, convert all or a portion of the debenture during the 20-day notice period.

During the six months ended April 30, 2022, the Company issued an aggregate 6,000,000 units on partial conversion of the June 2021 Convertible Debenture, for a total of 6,000,000 common shares, 3,000,000 Class A Warrants exercisable at a price of $0.13 until June 10, 2026, and 3,000,000 Class B Warrants exercisable at a price of $0.19 until June 10, 2026 [note 13[b]]. As at April 30, 2022, the Company incurred contractual interest of $140,942 (October 31, 2021 – $70,521). The June 2021 Convertible Debenture has an effective interest rate of 1,240%.

[d] April 2022 Convertible Debenture

On April 14, 2022, the Company entered into a securities purchase agreement (the “2022 Securities Purchase Agreement”) and closed a non-brokered private placement of an unsecured convertible note in the principal amount of $2,000,000 (the “April 2022 Convertible Debenture”). The note bears interest at 15% per annum and matures on October 14, 2023. The April 2022 Convertible Debenture is convertible into 6,666,667 units, where each unit consists of one share of the Company’ common stock and one common stock purchase warrant exercisable at a price of $0.40 per share for a period of five years from the date of issuance.

The April 2022 Convertible Debenture may not be prepaid prior to maturity and contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the 2022 Securities Purchase Agreement or the April 2022 Convertible Debenture.

In the event of default under the April 2022 Convertible Debenture, the interest rate shall increase to the lesser of 20% per annum or the maximum rate permitted under applicable law until paid and the following “Mandatory Default Amount” shall be paid, if demanded by the purchaser: the sum of (a) the greater of (i) the outstanding principal amount of the April 2022 Convertible Debenture divided by the conversion price on the date the Mandatory Default Amount is either (A) demanded (if demand or notice is required to create an event of default) or otherwise due or (B) paid in full, whichever has a lower conversion price, multiplied by the VWAP on the date the Mandatory Default Amount is either (x) demanded, (y) due, or (z) paid in full, whichever is highest, or (ii) 125% of the outstanding principal amount of the April 2022 Convertible Debenture plus (b) all other amounts, costs, expenses and liquidated damages due in respect of the April 2022 Convertible Debenture.

Pursuant to the terms of the 2022 Securities Purchase Agreement, the Company also entered into a registration rights agreement dated April 14, 2022 (the “2022 Registration Rights Agreement”). Pursuant to the terms of the 2022 Registration Rights Agreement, the Company agreed to prepare and file with the SEC a registration statement covering the resale of all shares issued or issuable upon conversion of the April 2022 Convertible Debenture, upon exercise of the respective warrants of the April 2022 Convertible Debenture, upon conversion of the June 2021 Debenture, and upon exercise of the respective warrants of the June 2021 Convertible Debenture. The Company agreed to file the registration statement with the SEC within 30 days following April 14, 2022 and to use best efforts to have the registration statement declared effective by the SEC within 60 days following April 14, 2022 if the SEC does not review it or by August 12, 2022 if the SEC reviews it. In the event the Company fails to file the registration statement or such registration statement is not declared effective within the time periods noted above or such registration statement is not kept effective while any of the securities registered pursuant to such registration statement, the Company will be obligated to pay the holder of the debentures a penalty in cash, in the amount of $20,000 on the date of such failure and on the 30th day of each month following such failure. The 2022 Registration Rights Agreement contains customary indemnification provisions. On May 25, 2022, the Company filed a Form S-1 Registration Statement with the SEC.

As at April 30, 2022, the Company incurred contractual interest of $13,151 (October 31, 2021 – $nil). The April 2022 Convertible Debenture has an effective interest rate of 22%.

[e] Debt Host Liability and Embedded Derivative Liability

Certain of the Company’s convertible debentures were determined to be hybrid financial instruments comprised of a debt host liability and an embedded derivative liability, as under the conversion feature the number of shares that will or may be issued to settle the notes may vary. The Company uses the Black-Scholes Option Pricing Model based on different default risks and assumptions. The debt host liability of the convertible note will be measured at amortized cost, with the embedded derivative liability measured at fair value.

On issuance date of the July 2020 Convertible Debenture, the fair value of its debt host liability was determined to be $87,083 and the respective embedded derivative liability was valued at $25,041. Fair value adjustments were made to the embedded derivative liability of the July 2020 Convertible Debenture on conversion date of May 18, 2021, resulting in a fair value of $nil.

On issuance date of the July 2021 Convertible Debenture, it was determined to be a convertible debt instrument with a beneficial conversion feature accounted for in accordance with ASU 470-20. The Company allocated the intrinsic value of the beneficial conversion feature of the July 2021 Convertible Debenture capped at the face value of $79,542 (CA$100,000) to additional paid-in capital. On November 1, 2021, the Company’s functional currency change resulted in the reclassification of the July 2021 Convertible Debenture to a hybrid financial instrument accounted for in accordance with ASU 815-15. The embedded derivative liability was valued at $421,095 (CA$529,400), the previous beneficial conversion feature was reversed out of additional paid-in capital, and a loss of $341,553 (CA$429,400) was recognized in the statements of loss and comprehensive loss. Fair value adjustments were made to the embedded derivative liability of the July 2021 Convertible Debenture on conversion date of April 22, 2022, resulting in a fair value of $nil.

On issuance date of the June 2021 Convertible Debenture, it was determined to be a hybrid financial instrument comprised of a debt host liability and an embedded derivative liability. The embedded derivative liability was valued at $1,646,600 which exceeded the face value of the note itself of $1,500,000, the debt host liability was then assigned a face value of $1, with an immediate loss of $146,601 on recognition of the debt host liability. As at October 31, 2021, its combined value was $7,449,744. On November 1, 2021, the Company’s functional currency change resulted in the reclassification of the June 2021 Convertible Debenture from a hybrid financial instrument accounted for in accordance with ASU 815-15 to a convertible debt instrument with a beneficial conversion feature accounted for in accordance with ASU 470-20. The value of the embedded derivative liability was reclassified to additional paid-in capital. The corresponding debt discount is amortized as interest costs over the period from the issuance date to the stated maturity date using the effective interest method. During the six months ended April 30, 2022, the Company recorded interest expense on debt discount of $600,769 which includes the full amortization of the portions of the debt which were converted in the period. As at April 30, 2022, the debt discount had a carrying value of $899,231.

On issuance date of the April 2022 Convertible Debenture, it was determined to be a convertible debt instrument with a beneficial conversion feature accounted for in accordance with ASU 470-20. The Company allocated the intrinsic value of the beneficial conversion feature of the April 2022 Convertible Debenture of $240,000 to additional paid-in capital, and the corresponding debt discount is amortized as interest costs over the period from the issuance date to the stated maturity date using the effective interest method. During the six months ended April 30, 2022, the Company recorded interest expense on debt discount of $2. As at April 30, 2022, the debt discount had a carrying value of $239,998.

	July 2020 Convertible Debenture	July 2021 Convertible Debenture	June 2021 Convertible Debenture	April 2022 Convertible Debenture	Total
	$	$	$	$	$

Debt Host Liability
Balance, October 31, 2020	96,318	–	–	–	96,318
Fair value of debt host liability recognized	–	–	1	–	1
Accretion and interest expense	23,587	63	43	–	23,693
Conversion	(125,560)	–	–	–	(125,560)
Foreign currency translation	5,655	–	–	–	5,655
Balance, October 31, 2021	–	63	44	–	107
Effects of functional currency change	–	–	1,500,000	–	1,500,000
Fair value at inception	–	–	–	2,000,000	2,000,000
Accretion and interest expense	–	28,050	5,610	17,159	50,819
Conversion	–	(28,031)	(600,000)	–	(628,031)
Foreign currency translation	–	(82)	–	–	(82)
Balance, April 30, 2022	–	–	905,654	2,017,159	2,922,813

Embedded Derivative Liability
Balance, October 31, 2020	20,123	–	–	–	20,123
Fair value of embedded derivative liability recognized	–	–	1,646,600	–	1,646,600
Fair value adjustment	(16,058)	–	5,717,328	–	5,701,270
Conversion	(5,247)	–	–	–	(5,247)
Foreign currency translation	1,182	–	85,772	–	86,954
Balance, October 31, 2021	–	–	7,449,700	–	7,449,700
Effects of functional currency change	–	421,094	(7,449,700)	–	(7,028,606)
Fair value adjustment	–	(259,447)	–	–	(259,447)
Conversion	–	(158,169)	–	–	(158,169)
Foreign currency translation	–	(3,478)	–	–	(3,478)
Balance, April 30, 2022	–	–	–	–	–

Debt Discount
Balance, October 31, 2021	–	–	–	–	–
Effects of functional currency change	–	–	(1,500,000)	–	(1,500,000)
Inception	–	–	–	(240,000)	(240,000)
Amortization	–	–	600,769	2	600,771
Balance, April 30, 2022	–	–	(899,231)	(239,998)	(1,139,229)

Combined Value of Convertible Debenture
Balance, October 31, 2020	116,441	–	–	–	116,441
Balance, October 31, 2021	–	63	7,449,744	7,449,744	7,449,807
Balance, April 30, 2022	–	–	6,423	1,777,161	1,783,584

The inputs used in the Black-Scholes Option Pricing Model are as follows:

	April 22,	November 1,	October 31,	June 15,	July 27,
	2022	2021	2021	2021	2020
Risk free rate of interest	2.65%	1.07%	1.08%	0.31%	0.26%
Expected life in years	0.23 years	0.70 years	1.11 years	1.50 year	0.74 year
Conversion exercise price	CA$0.12	CA$0.12	$0.10	$0.10	CA$0.15
Underlying share price of the Company	CA$0.36	CA$0.75	$0.59	$0.19	CA$0.13
Expected volatility	99.90%	124.34%	107.62%	87.17%	82.54%
Expected dividend rate	Nil	Nil	Nil	Nil	Nil

[f] Derivative Liability – Warrants and Broker Warrants

On November 1, 2021, the Company’s functional currency change resulted in the reclassification of its outstanding warrants and broker warrants denominated in Canadian dollars as derivative liabilities measured at fair value. The previous value of outstanding broker warrants was reversed out of additional paid-in capital, and the derivative liability of warrants and broker warrants were valued at $26,956,177 and $76,811, respectively. During the six months ended April 30, 2022, upon exercise of common share purchase warrants, $4,482,962 was reclassified from derivative liability to stockholders’ deficit. The Company recognized a loss of $7,060,790 in the change in fair value of the derivative liability. As at April 30, 2022, the derivative liability of warrants and broker warrants were valued at $2,465,603 and $2,658, respectively. The Company uses the Black-Scholes Option Pricing Model based on default risks and assumptions as appropriate to value its warrants.

13. CONVERTIBLE DEBENTURE

[a]	July 2020 Convertible Debenture

On July 27, 2020, the Company closed a non-brokered private placement of an unsecured convertible note in the principal amount of CA$150,000 (USD equivalent $112,124, the “July 2020 Convertible Debenture”). The note bears interest at 12% per annum and is due on the date that is one year following the closing date. The note is convertible into common shares of the Company at the price which is the greater of CA$0.15 per common share and the market price on the date of the conversion notice. Any accrued but unpaid interest will be payable on the earlier of the maturity date and the date of conversion in cash or common shares. No finder’s fees were paid in connection with this private placement. On May 18, 2021, the Company issued a total of 1,360,959 common shares on the conversion of the July 2020 Convertible Debenture including conversion of accrued interest and 263,973 common shares valued at $26,286 in transaction costs.

[b]	July 2021 Convertible Debenture

On July 15, 2021, the Company closed a non-brokered private placement of an unsecured convertible note in the principal amount of CA$100,000 (USD equivalent $79,542, the “July 2021 Convertible Debenture”) which it received on April 22, 2021. The note bears interest at 12% per annum and is due on the date that is one year following the closing date. The note is convertible at a price of CA$0.12 per Unit, where each Unit is comprised of one common share and one common share purchase warrant exercisable at a price of CA$0.20 per common share for a period of two years. Any accrued but unpaid interest will be payable on the earlier of the maturity date and the date of conversion in cash or common shares. As at October 31, 2021, the Company incurred contractual interest of CA$7,299 (USD equivalent $5,802). The July 2021 Convertible Debenture has an effective interest rate of 1,878%. The Company has allocated the intrinsic value of the beneficial conversion feature of the July 2021 Convertible Debenture capped at the face value of CA$100,000 (USD equivalent $79,542) to equity reserves.

[c]	June 2021 Convertible Debenture

On June 15, 2021, the Company closed a non-brokered private placement of an unsecured convertible note in the principal amount of $1,500,000 (the “June 2021 Convertible Debenture”). The note bears interest at 12% per annum and matures on December 10, 2022. The June 2021 Convertible Debenture is convertible into 15,000,000 units, where each unit consists of (i) one share of the Company’ common stock, (ii) one-half of one Class A common stock purchase warrant, with each whole warrant being exercisable at a price of $0.13 until June 10, 2026, and (iii) one-half of one Class B common stock purchase warrant, with each whole warrant being exercisable at a price of $0.19 until June 10, 2026 (collectively, the “Class A and B Warrants”). In addition, the conversion price for accrued interest is the greater of (i) $0.10 and (ii) the minimum conversion price permitted by the TSX-V at the time of conversion.

As part of the offering of the June 2021 Convertible Debenture, the Company also entered into the June 10, 2021 Securities Purchase Agreement (the “Securities Purchase Agreement”), whereby the Company agreed to use commercially reasonable efforts to file a registration statement with the United States Securities and Exchange Commission (the “SEC”) by August 14, 2021, covering the public resale of the shares of common stock underlying such debenture and, upon its conversion, the Class A and B Warrants issuable upon such conversion (the “Underlying Shares”), and to use its best efforts to cause the registration statement to be declared effective on October 13, 2021 [note 19[vi]].

In addition to certain covenants contained in the Securities Purchase Agreement, the terms of the June 2021 Convertible Debenture contain certain negative covenants by the Company, including, among others, sell or offer to sell any securities with non-fixed or floating price features, issue any common stock or common stock equivalents at a price lower than the Conversion Price herein then in effect, or issue any equity or debt instruments with anti-dilution provisions.

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated

In the event the Company issues or sells any common stock or common stock equivalents with terms that the purchaser holding the outstanding June 2021 Convertible Debenture (the “Convertible Debenture Holder”) or the Class A and B Warrants reasonably believes are more favorable to such holder than the terms of the June 2021 Convertible Debenture or the Class A and B Warrants, then upon notice to the Company by such holder within five trading days after notice to such holder by the Company, the Company will use commercially reasonable efforts to obtain the approval of the TSX-V and any additional required regulatory approval to amend the terms of the June 2021 Convertible Debenture or the Class A and B Warrants as required, as the case may be, so as to give such holder the benefit of such more favorable terms or conditions.

The conversion price of the June 2021 Convertible Debenture and the exercise price of the Class A and B Warrants are subject to proportional adjustment in the event of stock splits, stock dividends and similar corporate events, including merger or consolidation of the Company or in a “Fundamental Transaction” as defined in the June 2021 Convertible Debenture.

The Company has granted the holders certain rights of first refusal on its future offerings for as long as the June 2021 Convertible Debenture or the Class A and B Warrants are outstanding.

The Company may prepay and satisfy the June 2021 Convertible Debenture so long as an event of default has not occurred, upon 20 days’ prior written notice received by the Company to the holder, by paying 125% of the amounts owed on the June 2021 Convertible Debenture, including all principal, interest and other fees. The holder of this debenture may, however, convert all or a portion of the debenture during the 20-day notice period.

As at October 31, 2021, the Company incurred contractual interest of $70,521.

Subsequent to October 31, 2021, the Company issued an aggregate 3,000,000 units on partial conversion of the June 2021 Convertible Debenture, for a total of 3,000,000 common shares, 1,500,000 Class A Warrants exercisable at a price of $0.13 until June 10, 2026, and 1,500,000 Class B Warrants exercisable at a price of $0.19 until June 10, 2026 [note 19[iii]].

[d] Debt Host Liability and Embedded Derivative Liability

The July 2020 Convertible Debenture and the June 2021 Convertible Debenture were determined to be hybrid financial instruments comprised of a debt host liability and an embedded derivative liability, as under the conversion feature the number of shares that will or may be issued to settle the notes may vary. The Company uses the Black-Scholes Option Pricing Model based on different default risks and assumptions. The debt host liability of the convertible note will be measured at amortized cost, with the embedded derivative liability measured at fair value through profit and loss.

On issuance date of the July 2020 Convertible Debenture, the fair value of its debt host liability was determined to be $87,083 and the respective embedded derivative liability was valued at $25,041. Fair value adjustments were made to the embedded derivative liability of the July 2020 Convertible Debenture on conversion date of May 18, 2021. As at October 31, 2021, the amortized cost of the July 2020 Convertible Debenture’s debt host liability was $nil (October 31, 2020 – $96,318) and the fair value of the embedded derivative liability was $nil (October 31, 2020 – $20,123), resulting in a combined value of $nil (October 31, 2020 – $116,441). The July 2020 Convertible Debenture had an effective interest rate of 37%.

On issuance date of the June 2021 Convertible Debenture, the embedded derivative liability was valued at $1,646,600 which exceeded the face value of the note itself of $1,500,000, the debt host liability was then assigned a face value of $1, with an immediate loss of $146,601 on recognition of the debt host liability. As at October 31, 2021, the amortized cost of the June 2021 Convertible Debenture’s debt host liability was $44 (October 31, 2020 – $nil) and the fair value of the embedded derivative liability was $7,449,700 (October 31, 2020 – $nil), resulting in a combined value of $7,449,744 (October 31, 2020 – $nil). The June 2021 Convertible Debenutre has an effective interest rate of 1,448%

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated

The inputs used in the Black-Scholes Option Pricing Model are as follows:

	October 31,	June 15,	July 27,
	2021	2021	2020
Risk free rate of interest	1.08%	0.31%	0.26%
Expected life in years	1.11 years	1.50 year	0.74 year
Conversion exercise price	$0.10	$0.10	CA$0.15
Underlying share price of the Company	CA$0.73	CA$0.23	CA$0.13
Expected volatility	107.62%	87.17%	82.54%
Expected dividend rate	Nil	Nil	Nil

	July 2020 Convertible Debenture	June 2021 Convertible Debenture	July 2021 Convertible Debenture	Total
	$	$	$	$

Debt Host Liability
Value of debt host liability recognized	87,083	–	–	87,083
Accretion and interest expense	8,751	–	–	8,751
Foreign currency translation	484	–	–	484
Balance, October 31, 2020	96,318	–	–	96,318
Value of debt host liability recognized	–	1	–	1
Accretion and interest expense	23,587	43	63	23,693
Conversion	(125,560)	–	–	(125,560)
Foreign currency translation	5,655	–	–	5,655
Balance, October 31, 2021	–	44	63	107

Embedded Derivative Liability
Fair value of embedded derivative liability recognized	25,041	–	–	25,041
Fair value adjustment	(4,979)	–	–	(4,979)
Foreign currency translation	61	–	–	61
Balance, October 31, 2020	20,123	–	–	20,123
Fair value of embedded derivative liability recognized	–	1,646,600	–	1,646,600
Fair value adjustment	(16,058)	5,717,328	–	5,701,270
Conversion	(5,247)	–	–	(5,247)
Foreign currency translation	1,182	85,772	–	86,954
Balance, October 31, 2021	–	7,449,700	–	7,449,700

Combined Value of Convertible Debenture
Balance, October 31, 2020	116,441	–	–	116,441
Balance, October 31, 2021	–	7,449,744	63	7,449,807

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated